Basis for Preparation	6 Months Ended
Jun. 30, 2025
Basis for Preparation [Abstract]
BASIS FOR PREPARATION

NOTE 2 - BASIS FOR PREPARATION

The Company’s condensed consolidated interim financial statements as of June 30, 2025 and for the three and six months then ended (the “interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These interim financial statements, which are unaudited, do not include all disclosures necessary for a fair presentation of financial position, results of operations, and cash flows in conformity with IFRS® Accounting Standards as issued by the International Accounting Standards Board (IASB). The condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31,2024 and for the year then ended and their accompanying notes, which have been prepared in accordance with IFRS Accounting Standards. The results of operations for the three and six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

Estimates and judgments

The preparation of the Condensed Interim Financial Information in conformity with IFRS® Accounting Standards requires management to exercise judgment and use significant accounting estimates and assumptions. These affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ materially from these estimates. In preparing these Condensed Interim Financial Information, the significant accounting judgments and the uncertainties associated with key sources of estimates are consistent with those in the consolidated annual financial statements for the year ended December 31, 2024.